Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents (Note 1)	¥ 407,684	¥ 412,814
Short-term investments (Note 2)	71	1,767
Trade receivables, net of allowance for credit losses of ¥11,645 and ¥10,359 (Note 3)	535,126	559,836
Inventories (Note 4)	562,807	584,756
Prepaid expenses and other current assets, net of allowance for credit losses of ¥1,101 and ¥994 (Notes 6, 14 and 17)	283,455	286,792
Total current assets	1,789,143	1,845,965
Noncurrent receivables (Note 19)	17,276	17,135
Investments (Notes 2 and 21)	49,994	48,361
Property, plant and equipment, net (Notes 5 and 6)	1,037,680	1,089,671
Operating lease right-of-use assets (Note 18)	107,361	114,418
Intangible assets, net (Note 7)	318,497	347,921
Goodwill (Note 7)	915,564	898,661
Other assets, net of allowance for credit losses of ¥1,967 and ¥1,633 (Notes 6, 10 and 11)	390,099	409,786
Total assets	4,625,614	4,771,918
Current liabilities:
Short-term loans and current portion of long-term debt (Note 8)	392,235	42,034
Trade payables (Note 9)	303,809	305,312
Accrued income taxes (Note 11)	18,761	18,801
Accrued expenses (Notes 10 and 19)	317,716	336,396
Current operating lease liabilities (Note 18)	32,307	31,884
Other current liabilities (Notes 5, 14 and 17)	261,361	237,576
Total current liabilities	1,326,189	972,003
Long-term debt, excluding current installments (Notes 8 and 20)	4,834	357,340
Accrued pension and severance cost (Note 10)	345,897	368,507
Noncurrent operating lease liabilities (Note 18)	76,796	83,688
Other noncurrent liabilities (Note 11)	87,857	106,400
Total liabilities	1,841,573	1,887,938
Commitments and contingent liabilities (Note 19)
Canon Inc. shareholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2020 and 2019	174,762	174,762
Additional paid-in capital	404,620	405,017
Legal reserve (Note 12)	69,436	67,572
Retained earnings (Note 12)	3,409,371	3,455,083
Accumulated other comprehensive income (loss) (Note 13)	(324,789)	(308,442)
Treasury stock, at cost; 287,989,819 shares in 2020 and 269,928,993 shares in 2019	(1,158,369)	(1,108,496)
Total Canon Inc. shareholders' equity	2,575,031	2,685,496
Noncontrolling interests	209,010	198,484
Total equity	2,784,041	2,883,980
Total liabilities and equity	¥ 4,625,614	¥ 4,771,918